Intangible assets (Details Narrative)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Description of energy resources agreement	Brazilian Electric Energy Chamber (“CCEE”) finalized the necessary calculations for the extension of the concession period for the energy power plants that were affected by the increased costs related to GSF and after evaluating the amounts involved, NEXA agreed to accept the renegotiation agreement with the Brazilian Electricity Regulator Agency (“ANEEL”) and to waive any future judicial claim related to the increased GSF costs. This had an impact of USD 19,407 (Picada – 5 years of extended concession period: USD 4,592; Armador Aguiar I – 6 years and 2 months of extended concession period: USD 3,293; Igarapava – 2 years and 7 months of extended concession period: USD 2,565; and, Enercan – 3 years and 6 months of extended concession period: USD 8,957).